Schedule of Intangible Assets Amortized Estimated Useful Lives (Details)	9 Months Ended	12 Months Ended
	May 31, 2022	Aug. 31, 2021
Land Use Rights [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, estimated lives	50 years	50 years
Software License [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, estimated lives	7 years	7 years
Intellectual Property [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, estimated lives	7 years	7 years
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, estimated lives	5 years	5 years
Brand Names [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, estimated lives	7 years	7 years
Assembled Workforce [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, estimated lives		5 years